Related Party Transactions - Schedule of Related Party Balances with the Related Parties (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Amounts due from related parties:
Amounts due from related parties		$ 73,994	$ 75,293
Less: Allowance for expected credit loss (see Note 7 PIPE escrow account for details)		(73,994)	(75,293)
Tianjin Tuoda [Member]
Amounts due from related parties:
Amounts due from related parties	[1]	13,915	13,662
Mr. Alan Nan Wu [Member]
Amounts due from related parties:
Amounts due from related parties	[2]		1,569
Shanghai OBS [Member]
Amounts due from related parties:
Amounts due from related parties		79	62
The Pledgor [Member]
Amounts due from related parties:
Amounts due from related parties		60,000	60,000
Related Party [Member]
Amounts due from related parties:
Amount due from related parties, net
Amounts due to related parties, current:
Amounts due to related parties, current		5,489	5,295
Vision Path [Member]
Amounts due to related parties, current:
Amounts due to related parties, current	[3]	4,739	4,651
Shenzhen Yinghehuicheng [Member]
Amounts due to related parties, current:
Amounts due to related parties, current		656	644
Mr. Benjamin Zhai [Member]
Amounts due to related parties, current:
Amounts due to related parties, current		$ 94

[1]	In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was US$13 million, which was recognized as additional paid-in capital in the unaudited condensed consolidated financial statements.
[2]

In 2022, My Car paid loan and expenses on behalf of the Group totaled US$5.5 million, which were interest-free and repayable on demand, and the Group repaid US$5.8 million. The Group provided loan to My Car of US$1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of June 30, 2025 and December 31, 2024 was nil.

In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled US$3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of US$2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2023, the Group had repaid the amount in full to Mr. Alan Nan Wu. In 2025, the Group received interest-free loans of US$0.7 million from Mr. Nan Wu and made repayments of US$0.05 million.

[3]	In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. Among them, US$3.0 million would be due on August 24, 2024 and the rest would be due on September 27, 2024. As of June 30, 2025 and December 31, 2024, US$4.7 million is due and in default and the Group does not make any payment to Vision Path.